SCHEDULE FOR ADDITIONS TO LONG-LIVED ASSETS OTHER THAN GOODWILL AND ACQUIRED INTANGIBLE ASSETS (Details) - Seamless Group Inc [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Expenditure for additions to long-lived assets other than goodwill and acquired intangible assets	$ 111,260	$ 46,918	$ 405,880	$ 445,313
Remittance Services Expense [Member]
Segment Reporting Information [Line Items]
Expenditure for additions to long-lived assets other than goodwill and acquired intangible assets			405,880	221,991
Sales of Airtime [Member]
Segment Reporting Information [Line Items]
Expenditure for additions to long-lived assets other than goodwill and acquired intangible assets				223,322
Other Services [Member]
Segment Reporting Information [Line Items]
Expenditure for additions to long-lived assets other than goodwill and acquired intangible assets